SHARE CAPITAL (Details 1) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Deferred stock outstanding, beginning balance	623,701	170,791
Deferred stock, issued	342,363	452,910
Deferred stock outstanding, end balance	966,064	623,701